General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Income Statement Expense, Caption [Line Items]
Professional fees (legal and accounting)	$ 1,241	$ 966	$ 1,070
Directors fees and expenses	632	741	781
Listing fees and expenses	94	100	128
Environmental, Social and Governance expenses	831	1,427	216
Information Technology expenses	655	627	272
Miscellaneous	2,349	1,817	2,097
Total	29,853	27,035	23,763
Related party
Disaggregation of Income Statement Expense, Caption [Line Items]
Management fees – related parties	$ 24,051	$ 21,357	$ 19,199